Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 59,033	$ 33,310	$ 27,296
Guarantee deposits		6,167	5,897	5,897
Others		1,375	3,535	7,068
Total	$ 3,344	$ 66,575	$ 42,742	$ 40,261